Guarantee deposits	12 Months Ended
Dec. 31, 2019
Guarantee deposits
Guarantee deposits

11.  Guarantee deposits

An analysis of this caption at December 31, 2019, 2018 and 2017 is as follows:

	2019		2018		2017
Current asset:
Aircraft maintenance deposits paid to lessors (Note 1j)	Ps.	576,505	Ps.	729,899	Ps.	1,317,663
Deposits for rental of flight equipment		—		1,220		17,178
Other guarantee deposits		23,822		59,516		18,052
		600,327		790,635		1,352,893
Non-current asset:
Aircraft maintenance deposits paid to lessors (Note 1j)		5,853,924		5,765,122		5,631,304
Deposits for rental of flight equipment		1,750,966		531,261		441,110
Other guarantee deposits		39,531		41,113		25,838
		7,644,421		6,337,496		6,098,252
	Ps.	8,244,748	Ps.	7,128,131	Ps.	7,451,145